Other Current Assets - Disclosure of other current assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Other Current Assets [Line Items]
Non-revolving term loan	$ 532	$ 431
Prepaid expenses	3,159	1,492
Class action settlement recoverable	41,500	41,500
Other	76	81
Total other current assets	$ 45,267	$ 43,504